Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

Note 17 - Income taxes

Income tax expense for the years ended December 31, 2021 and 2020 was as follows:

	2021	2020
Current income tax expense
Expense for the year	$86.0	$50.9
Adjustment in respect of prior years	1.0	(2.4)
Current income tax expense	$87.0	$48.5
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	$54.5	$(30.2)
Impact of changes in tax rates	(1.1)	(0.8)
Reversal of unrecognized deductible temporary differences	(12.9)	(6.4)
Adjustments in respect of prior years	(2.4)	2.2
Other	(1.0)	—
Deferred income tax expense (recovery)	37.1	(35.2)
Income tax expense	$124.1	$13.3

A reconciliation of the product of net income before taxes multiplied by the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statement of income and comprehensive income for the years ended December 31, 2021 and 2020, is as follows:

	2021	2020
Net income before income taxes	$857.8	$339.5
Statutory tax rate	26.5%	26.5%
Tax expense at statutory rate	$227.3	$90.0
Reconciling items:
Change in unrecognized deductible temporary differences	$(12.9)	$(6.4)
Income not taxable	(6.7)	(4.2)
Differences in foreign statutory tax rates	(83.6)	(66.0)
Differences due to changing future tax rates	(1.1)	(0.8)
Other	1.1	0.7
Income tax expense	$124.1	$13.3

Income tax expense recognized in other comprehensive income is as follows:

	2021			2020
	Income		Income	Income		Income
	before	Tax	after	before	Tax	after
	tax	expense	tax	tax	expense	tax
Gain on changes in the fair value of equity investments at FVTOCI	$26.1	$(3.5)	$22.6	$50.5	$(6.7)	$43.8
Currency translation adjustment	(4.0)	—	(4.0)	19.6	—	19.6
Other comprehensive income	$22.1	$(3.5)	$18.6	$70.1	$(6.7)	$63.4

Deferred tax expense		$(3.5)			$(1.5)
Income tax expense in other comprehensive income		$(3.5)			$(1.5)

The significant components of deferred income tax assets and liabilities as at December 31, 2021 and 2020 are as follows:

	2021	2020
Deferred income tax assets:
Deductible temporary differences relating to:
Royalty, stream and working interests	$44.0	$44.1
Non-capital loss carry-forwards	6.2	0.6
Other	(0.8)	0.4
	$49.4	$45.1

Deferred income tax liabilities:
Taxable temporary differences relating to:
Share issue and debt issue costs	$(0.6)	$0.3
Royalty, stream and working interests	133.1	89.6
Non-capital loss carry-forwards	(3.6)	(3.9)
Investments	13.7	11.6
Other	(7.2)	(6.1)
	$135.4	$91.5
Deferred income tax liabilities, net	$86.0	$46.4

The movement in net deferred tax liabilities during the years ended December 31, 2021 and 2020 is as follows:

	2021	2020
Balance, beginning of year	$46.4	$75.6
Recognized in net income	37.1	(35.2)
Recognized in other comprehensive income	3.5	6.7
Recognized in equity	(0.4)	0.3
Other	(0.6)	(1.0)
Balance, end of year	$86.0	$46.4

The Company has recognized deferred tax assets in respect of the following non-capital losses as at December 31, 2021 that can be applied against future taxable profit:

Country	Type	Amount	Expiry date
Canada	Non-Capital Losses	$32.9	2029-2038
Chile	Non-Capital Losses	3.4	No expiry
		$36.3

Unrecognized deferred tax assets and liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2021 is $ 431.6 million (December 31, 2020 – $298.1 million). No deferred tax liabilities are recognized on the temporary differences associated with investment in subsidiaries because the company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

The aggregate amount of deductible temporary differences associated with other items, for which deferred tax assets have not been recognized as at December 31, 2021 is nil (December 31, 2020 - $48.7 million). No deferred tax asset is recognized in respect of these items because it is not probable that future taxable profits will be available against which the company can utilize the benefit.

Deductible temporary differences, losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2021	2020
Royalty, stream and working interests	$—	$25.1
Tax losses (expiry dates - 2029-2033)	—	23.6
	$—	$48.7

The Company is undergoing an audit by the Canada Revenue Agency of its 2012-2017 taxation years, as referenced in Note 24.